Notes Payable (Details) - Schedule of principal maturities of notes payable - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of principal maturities of notes payable [Abstract]
2022	$ 40,309	$ 130,772
2023	$ 33,917	33,917
Total		$ 164,689